STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Common Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000